SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Deposits	$ 68,433	$ 9,383
Prepaid expenses	50,221	168,731
Employees’ social insurance	13,839	16,336
Others	10,788	62,156
Total	$ 143,281	$ 256,606